Analysis of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		$ 1,570
60-89 Days Past Due
Greater Than 90 Days Past Due	914	599
Total Past Due	914	2,169
Uninsured Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
60-89 Days Past Due
Greater Than 90 Days Past Due	599	599
Total Past Due	599	599
Insured Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		1,570
60-89 Days Past Due
Greater Than 90 Days Past Due	315
Total Past Due	$ 315	$ 1,570